SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 421,046	$ 494,295	$ 487,350
Total other comprehensive income (loss), net of tax		1,114	(9,726)	(1,942)
Balance		315,059	421,046	494,295
Unrealized gains (losses) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(412)	297
Other comprehensive income (loss) before reclassifications		(2,355)	(3,264)
Amounts reclassified from AOCI		3,306	2,555
Total other comprehensive income (loss), net of tax		951	(709)
Balance		539	(412)	297
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(125)	(40)
Other comprehensive income (loss) before reclassifications		125	(85)
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		125	(85)
Balance		0	(125)	(40)
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(9,041)	(961)
Other comprehensive income (loss) before reclassifications		100	(8,080)
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		100	(8,080)
Balance		(8,941)	(9,041)	(961)
Total [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(9,578)	(704)	1,083
Other comprehensive income (loss) before reclassifications		(2,130)	(11,429)
Amounts reclassified from AOCI		3,306	2,555
Total other comprehensive income (loss), net of tax		1,176	(8,874)
Balance	[1]	$ (8,402)	$ (9,578)	$ (704)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.